Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Loss for the year	$ 752	$ 248
Adjustments to reconcile loss for the year to net cash used in operating activities:
Depreciation	1	2
Compensation related to warrants issued to service providers	25
Capital reserve from transaction with related parties		20
Increase in accrued interest and exchange rates on Stockholders' loans	20	37
Increase in accounts receivable	(16)	(7)
Increase in trade and other payables	320	124
Net cash used in operating activities	(402)	(72)
Cash flows from financing activities
Proceeds from issuance of common stock, net	81	300
Proceeds from private placement of common stock and warrants, net	1,955
Net cash provided by financing activities	2,036	300
Effect of exchange rate changes on cash	(3)	(5)
Net increase in cash and cash equivalents	1,631	223
Cash and cash equivalents as at the beginning of the year	235	12
Cash and cash equivalents as at the end of the year	1,866	235
Non-cash financing Activities:
Increase in other receivable from shares issuance	$ 189